Future Minimum Lease Payments under Non Cancelable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 10,131
2015	6,126
2016	2,694
2017	874
2018	117
Operating Leases, Future Minimum Payments Due, Total	$ 19,942